Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	13,280,927	10,140,527
Common stock shares outstanding	13,280,927	10,140,527
Series C Convertible Preferred Stock
Preferred stock shares issued	1,000	1,000
Preferred stock shares outstanding	1,000	1,000	1,000